UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980
TCW Convertible Securities Fund, Inc.
(Exact name of registrant as specified in charter)
865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments.  The schedule of investments for the period ending March 31, 2005 is filed herewith.

TCW Convertible Securities Fund, Inc.
Schedule of Investments
March 31, 2005 (Unaudited)

Principal Amount	Convertible Corporate Bonds	Market Value
	Airlines (1.0% of Net Assets)
$2,625,000	Pinnacle Airlines Corp., (144A), 3.25%, due 02/15/25	$2,592,187	*

	Computer Services (4.5%)
195,000	Computer Associates International, Inc., 1.625%, due 12/15/09	279,094	+
1,775,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	2,540,469	*
1,110,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	1,004,550	* +
5,415,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	5,273,127
2,705,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	2,637,375	*
	Total Computer Services	11,734,615

	Computer Software (3.5%)
2,390,000	DST Systems, Inc., (144A), 4.125%, due 08/15/23	2,811,237	*
3,770,000	Mercury Interactive Corp., 0%, due 05/01/08	4,001,478	+
4,635,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	2,468,137	*
	Total Computer Software	9,280,852

	Electric Utilities (1.7%)
1,700,000	Calpine Corp., 6%, due 09/30/14	1,442,875	+
4,345,000	Calpine Corp., (144A), 4.75%, due 11/15/23	2,965,462	* +
	Total Electric Utilities	4,408,337

	Electronics (12.3%)
6,515,000	Agere Systems, Inc., 6.5%, due 12/15/09	6,935,869	+
4,660,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	5,188,910	*
5,390,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	5,767,300

$2,475,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	$3,019,500	*
5,575,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	5,129,000	^
2,705,000	Synaptics, Inc., (144A), 0.75%, due 12/01/24	2,278,962	* +
3,880,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	3,802,400	+
	Total Electronics	32,121,941

	Entertainment & Leisure (1.0%)
3,370,000	Carnival Corp., 1.132%, due 04/29/33	2,615,962

	Financial Services (14.1%)
37,650,000	Dow Jones CDX. NA. HY Trust 1, Credit Linked Trust Certificates, (144A), 7.75%, due 12/29/09	36,802,875	* +

	Healthcare (3.3%)
1,060,000	Antigenics, Inc., (144A), 5.25%, due 02/01/25	855,950	*
3,425,000	Connetics Corp., (144A), 2%, due 03/30/15	3,360,781	*
2,510,000	Matria Healthcare, Inc., (144A), 4.875%, due 05/01/24	4,336,025	*
	Total Healthcare	8,552,756

	Industrial - Diversified (5.6%)
6,785,000	Ropers Industries, Inc., 1.481%, due 01/15/34	3,273,763
2,655,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	3,969,225	*
4,635,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	7,358,063	*
	Total Industrial - Diversified	14,601,051

	Insurance (1.0%)
2,830,000	Swiss RE America Holding, (144A), 3.25%, due 11/21/21	2,678,029	*

	Media - Broadcasting & Publishing (3.1%)
2,315,000	Liberty Media Corp., Exchangeable Time Warner Inc., (144A), 0.75%, due 03/30/23	2,546,500	*
5,075,000	Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%, due 03/30/23	5,582,500
	Total Media - Broadcasting & Publishing	8,129,000

	Medical Supplies (5.7%)
$1,110,000	Cooper Companies, Inc., 2.625%, due 07/01/23	$1,903,650	+
1,850,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	3,172,750	*
3,750,000	Cytyc Corp., 2.25%, due 03/15/24	3,970,313	+
5,615,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	5,720,281	+
	Total Medical Supplies	14,766,994

	Oil & Gas (5.2%)
1,685,000	Cal Dive International, Inc., (144A), 3.25%, due 12/15/25	1,731,338	*
1,410,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	2,011,013	*
250,000	McMoRan Exploration Co., (144A), 6%, due 07/02/08	398,125	*
2,685,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	3,171,656	*
2,465,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	2,659,119
2,730,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	2,962,050	*
500,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	594,375	*
	Total Oil & Gas	13,527,676

	Pharmaceuticals (2.0%)
2,650,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	3,481,438	*
840,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	840,000	+
840,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	846,300
	Total Pharmaceuticals	5,167,738

	Real Estate (1.1%)
2,605,000	Capital Automotive REIT, 6%, due 05/15/24	2,894,806
	Total Convertible Corporate Bonds (Cost: $167,129,406) (65.1%)	169,874,819

Number of Shares	Equity Securities
	Common Stock (Cost: $2,374,258) (1.0%)

	Retail (1.0%)
122,518	The Gap, Inc.	$2,674,568

	Convertible Preferred Stock

	Automotive (2.1%)
53,040	Ford Motor Co. Capital Trust II, $3.25	2,386,800	+
163,350	General Motors Corp., $1.3125	3,051,378
	Total Automotive	5,438,178

	Banking & Financial Services (6.1%)
76,700	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.21875	3,345,654
33,300	Sovereign Capital Trust IV, $2.1875	1,569,262
54,755	State Street Corp., $13.50	10,860,819	**
	Total Banking & Financial Services	15,775,735

	Commercial Services (2.8%)
87,085	United Rentals, Inc., $3.25	3,875,283
25,805	Xerox Corp., $6.25	3,395,422
	Total Commercial Services	7,270,705

	Electric Utilities (3.2%)
23,200	Aquila, Inc., $1.688	812,000
79,705	Dominion Resources, Inc., $4.375	4,469,856	+
110,000	Great Plains Energy, Inc., $2.00	2,989,800	+
	Total Electric Utilities	8,271,656

	Food Retailers (0.9%)
106,665	Albertson’s, Inc., $1.8125	2,412,762

	Healthcare (2.9%)
89,250	Baxter International, Inc., $3.50	$4,819,500	+
52,900	Omnicare, Inc., $2.00	2,750,800
	Total Healthcare	7,570,300

	Insurance (7.6%)
145,700	Chubb Corp., $1.75	4,392,855	+
94,100	Hartford Financial Services Group, Inc., $3.50	6,045,925
78,450	Phoenix Companies, Inc., Exchangeable Hilb, Rogal and Hamilton Co., $2.667	2,769,285
47,905	Reinsurance Group of America, Inc., $2.875	2,772,502
59,150	The St. Paul Companies, Inc., $4.50	3,843,567
	Total Insurance	19,824,134

	Media - Broadcasting & Publishing (1.9%)
119,230	Sinclair Broadcast Group, Inc., $3.00	4,992,756	**

	Oil & Gas (1.6%)
2,880	Chesapeake Energy Corp., (144A), $41.25	4,158,360	*

	Telecommunications (2.6%)
135,760	Alltel Corp., $3.875	6,889,820	**

	Telephone Systems (1.5%)
158,800	CenturyTel, Inc., $1.71875	3,993,820
	Total Convertible Preferred Stock (Cost: $83,049,282) (33.2%)	86,598,226
	Total Equity Securities (Cost: $85,423,540) (34.2%)	89,272,794

Principal Amount	Short-Term Investments
$1,086,601	American Beacon Money Market Fund, 2.705%, due 04/01/05	1,086,601	***
30,178	Bank of America, 2.54%, due 06/01/05	30,178	***
814,951	Bank of America, 2.8%, due 06/09/05	814,951	***
2,716,504	Bank of America, 2.82%, due 05/16/05	2,716,504	***
1,608,170	Bank of Montreal, 2.75%, due 04/08/05	1,608,170	***
543,301	Bank of Nova Scotia, 2.7%, due 04/11/05	543,301	***

$1,151,798	Bank of Nova Scotia, 2.73%, due 04/14/05	$1,151,798	***
2,173,203	Bank of Nova Scotia, 2.78%, due 04/28/05	2,173,203	***
1,358,252	Barclays PLC, 2.95%, due 06/14/05	1,358,252	***
543,301	Bear Stearns Companies, Inc., 3.01%, due 09/08/05	543,301	***
6,488,829	BGI Institutional Money Market Fund, 2.792%, due 04/01/05	6,488,829	***
808,941	Blue Ridge Asset Funding Corp., 2.661%, due 04/06/05	808,941	***
2,407,586	Calyon, 2.925%, due 06/03/05	2,407,586	***
543,301	CIESCO, 2.68%, due 04/20/05	543,301	***
543,301	Clipper Receivables Corp., 2.656%, due 04/04/05	543,301	***
434,641	Compass Securitization, 2.646%, due 04/04/05	434,641	***
674,226	Compass Securitization, 2.707%, due 04/11/05	674,226	***
271,650	Credit Suisse First Boston Corp., 2.73%, due 09/09/05	271,650	***
271,650	Credit Suisse First Boston Corp., 3.045%, due 03/10/06	271,650	***
1,079,700	Delaware Funding Corp., 2.697%, due 04/12/05	1,079,700	***
271,650	Den Danske Bank, 2.7%, due 04/13/05	271,650	***
3,732,476	Den Danske Bank, 2.75%, due 04/01/05	3,732,476	***
814,920	Den Danske Bank, 2.77%, due 04/26/05	814,920	***
597,631	Falcon Asset Securitization Corp., 2.727%, due 04/13/05	597,631	***
809,415	Falcon Asset Securitization Corp., 2.767%, due 04/18/05	809,415	***
537,868	Fortis Bank, 2.44%, due 04/14/05	537,868	***
2,157,340	Fortis Bank, 2.78%, due 04/26/05	2,157,340	***
1,410,798	General Electric Capital Corp., 2.646%, due 04/04/05	1,410,798	***
393,082	Goldman Sachs Financial Square Prime Obligations Fund, 2.595%, due 04/01/05	393,082	***
5,170,044	Investors Bank & Trust Depository Reserve, 1.4%, due 04/01/05	5,170,044
536,733	Jupiter Securitization Corp., 2.727%, due 04/12/05	536,733	***
543,301	K2 (USA) LLC, 2.677%, due 04/07/05	543,301	***
271,650	Lexington Parker Capital Co., 2.706%, due 04/06/05	271,650	***
632,638	Merrill Lynch Premier Institutional Fund, 2.525%, due 04/01/05	632,638	***
535,551	Merrimac Cash Fund (Premium Class), 2.515%, due 04/01/05	535,551	***

$259,788	Paradigm Funding LLC, 2.631%, due 04/11/05	$259,788	***
537,638	Paradigm Funding LLC, 2.686%, due 04/04/05	537,638	***
1,358,252	PREFCO, 2.797%, due 04/20/05	1,358,252	***
1,086,601	Rabobank Nederland, 2.75%, due 04/27/05	1,086,601	***
1,358,252	Rabobank Nederland, 2.78%, due 04/29/05	1,358,252	***
814,951	Royal Bank of Canada, 2.79%, due 04/29/05	814,951	***
1,358,252	Royal Bank of Scotland, 2.585%, due 04/01/05	1,358,252	***
59,264	Royal Bank of Scotland, 2.75%, due 04/05/05	59,264	***
1,336,520	Royal Bank of Scotland, 2.75%, due 04/19/05	1,336,520	***
233,619	Svenska Handlesbanken, 2.63%, due 04/15/05	233,619	***
3,259,804	Toronto Dominion Bank, 2.75%, due 05/09/05	3,259,804	***
485,554	UBS AG, 2.805%, due 05/03/05	485,554	***
543,301	Wells Fargo & Co., 2.78%, due 04/20/05	543,301	***
969,097	Wells Fargo & Co., 2.79%, due 04/12/05	969,097	***
537,347	Yorktown Capital LLC, 2.636%, due 04/01/05	537,347	***
	Total Short-Term Investments (Cost: $58,163,421) (22.3%)	58,163,421

	TOTAL INVESTMENTS (Cost: $310,716,367) (121.6%)	317,311,034

	LIABILITIES IN EXCESS OF OTHER ASSETS (-21.6%)	(56,386,698)
	NET ASSETS (100.0%)	$260,924,336

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the value of these securities amounted to $111,095,342 or 42.6% of net assets.

**		Non-income producing.
***		Represents investments of security lending collateral (Note 3).
+		Security partially or fully lent (Note 3).
^		Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

Investments by Industry (Unaudited)

Industry	Percentage of Net Assets
Airlines	1.0%
Computer Services	4.5
Computer Software	3.5
Electric Utilities	4.9
Electronics	12.3
Entertainment & Leisure	1.0
Financial Services	14.1
Healthcare	6.2
Industrial - Diversified	5.6
Insurance	8.6
Media - Broadcasting & Publishing	5.0
Medical Supplies	5.7
Oil & Gas	6.8
Pharmaceuticals	2.0
Real Estate	1.1
Retail	1.0
Automotive	2.1
Banking & Financial Services	6.1
Commercial Services	2.8
Food Retailers	0.9
Telecommunications	2.6
Telephone Systems	1.5
Short-Term Investments	22.3
Total	121.6%

See accompanying Notes to Schedule of Investments.

TCW Convertible Securities Fund, Inc.

Notes to Schedule of Investments (Unaudited)	March 31, 2005

Note 1 – Significant Accounting Policies:

TCW Convertible Securities Fund, Inc. (the ‘‘Fund’’) was incorporated in Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days’ notice to shareholders.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period.  Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices.  Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. Government Securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.  The Fund did not enter into any repurchase agreements for the period ended March 31, 2005.

Note 2 - Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At March 31, 2005, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$17,241,738
Depreciated securities	(10,888,222)
Net unrealized appreciation	$6,353,516
Cost of securities for federal income tax purposes	$310,957,518

Note 3—Security Lending:

During the period ended March 31, 2005, the Fund lent securities to brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At March 31, 2005, the cash collateral received from the borrowing brokers was $52,993,377 which is 102.9% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at March 31, 2005.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Convertible Securities Fund, Inc.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	5/19/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	5/19/05

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	5/19/05